SHARE CAPITAL AND RESERVES (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) yr shares $ / shares	Dec. 31, 2017 USD ($) yr $ / shares shares	Dec. 31, 2016 CAD ($) yr shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares authorized to purchase		7,597,730
Cancellation of treasury shares	4,106,772
Maximum percentage share compensation arrangements relative to outstanding shares	8.50%
Average share price of entity | $ / shares	$ 5.55		$ 5.55
Stock Option Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, options	795,000		1,336,000
Granted, options, weighted average exercise price | $	$ 5.50		$ 4.96
Fair value of options issued | $		$ 1.1
Fair value of option issued per option | $ / shares		1.33
Fair value assumption used for grant date and exercise share price of issued options | $	$ 5.50
Description of option pricing model, share options granted	Black-Scholes model
Expected volatility, share options granted	43.00%
Risk free interest rate, share options granted	1.64%
Maximum expiry date or expected life of options (years) | yr	3
Maximum term of share options granted	5 years
Weighted average share price at time of exercise of options | $	$ 5.69		$ 7.16
Weighted average remaining contractual life of outstanding share options | yr		2.82	3.35
Restricted Share Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, RSR's | $		$ 2.6
Shares authorized for issuance share based compensation arrangement		3,800,000
Granted	597,200
Vesting period of sharebased compensation arrangement | yr	3
Weighted average grant date fair value per share granted related to other equity instruments | $ / shares		$ 4.30
Number of outstanding, other equity instruments		2,222,624